Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,971,665	Taxes	CHILE	Tesorería General de la República [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 2
	2,490,990	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 3
	40,351	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Potassium [Member]	Well
#: 4
	148,034	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 5
	353,213	Taxes	CHILE	Tesorería General de la República [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]		Open Pit
#: 6
	$ 2,943	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]	Specialty Plant Nutrition, Iodine And Its Derivatives, Industrial Chemicals [Member]	Open Pit